Condensed Consolidated Statements of Income/(Loss) and Comprehensive Income/(Loss)(Unaudited) - USD ($)		6 Months Ended
		Sep. 30, 2023	Sep. 30, 2022
Income Statement [Abstract]
Revenues		$ 939,583	$ 1,208,288
Revenues generated from third parties		926,805	1,191,808
Revenue generated from related parties		12,778	16,480
Cost of revenues		(651,242)	(1,118,604)
Gross profit		288,341	89,684
Operating expenses:
Selling and marketing		(176,950)	(272,166)
General and administrative		(9,460,412)	(967,964)
Total operating expenses		(9,637,362)	(1,240,130)
Operating Loss		(9,349,021)	(1,150,446)
Other income (expenses):
Interest expenses, net		(336,520)	(384,286)
Other income (expenses), net		(10,617)	40,123
Total other expenses, net		(347,137)	(344,163)
Loss before income taxes		(9,696,158)	(1,494,609)
Income tax provision
Net loss		(9,696,158)	(1,494,609)
Other comprehensive income (loss):
Foreign currency translation adjustment		(821,240)	(1,735,537)
Comprehensive loss		$ (10,517,398)	$ (3,230,146)
Earnings per ordinary share
Basic (in Dollars per share)		$ (19.34)	$ (14.61)
Weighted average number of ordinary shares outstanding
Basic (in Shares)	[1]	501,467	102,316

[1]	Retrospectively restated for effect of reverse stock split on February 22, 2021, May 19, 2022 and October 5, 2023.